Income Taxes (Components Of Income Tax Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Income Taxes [Abstract]
Current income tax expense	$ 155	$ 120
Current tax recovery from revision to liabilities for uncertain tax positions	(125)
Deferred tax expense related to temporary differences	97	81
Deferred tax recovery from the recognition of previously unrecognized tax losses	(81)	(22)
Total income tax expense	$ 46	$ 179